Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Purchase Obligation, Fiscal Year Maturity [Abstract]
Summary of Purchase Obligation, Fiscal Year Maturity
Future minimum payments under noncancelable service and inventory purchase agreements for the periods succeeding March 31, 2024 are as follows (in thousands):

Nine months ending December 31, 2024	$18,489
Year ending December 31, 2025	2,106
Year ending December 31, 2026	324
Year ending December 31, 2027	75
Year ending December 31, 2028	75

$21,069

Future minimum payments under noncancelable service and inventory purchase agreements for the periods succeeding December 31, 2023 are as follows (in thousands):

Year ended December 31, 2024	$17,452
Year ended December 31, 2025	1,475
Year ended December 31, 2026	100
Year ended December 31, 2027	75
Year ended December 31, 2028	75

$19,177